F4 Interest-bearing liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Borrowings [abstract]
Summary of Interest-Bearing Liabilities
As of December 31, 2024, the Company’s outstanding interest-bearing liabilities were SEK 38.0 (46.9) billion.
Interest-bearing liabilities (excluding lease obligations)

	2024	2023
Borrowings, current
Current part of non-current borrowings	3,953	8,995
Other borrowings, current	2,184	8,660
Total borrowings, current	6,137	17,655

Borrowings, non-current

Notes and bond loans	31,799	29,071
Other borrowings, non-current	105	147
Total borrowings, non-current	31,904	29,218
Total interest-bearing liabilities	38,041	46,873

Reconciliation of Liabilities Arising from Financing Activities
Reconciliation of liabilities arising from financing activities (including lease obligations)

	2024	2023
Opening balance	54,328	42,234

Cash flows
Proceeds from issuance borrowings	3,615	19,728
Repayment of borrowings	–15,917	–7,884
Other financing activities	152	1,101
Lease payments	–2,492	–2,857

Non-cash changes
Effect of foreign exchange movement	2,705	–930
Revaluation due to changes in credit risk	567	667
Other changes in fair value	343	1,131
New and extended lease contracts	2,536	1,547
Balances regarding acquired business	–	2
Other non-cash movements	–301	–411
Closing balance	45,536	54,328

Summary of Notes, Bonds, Bilateral Loans and Committed Credit
Notes, bonds, bilateral loans, syndicated loans and commercial papers in the Parent Company

Issued-maturing	Nominal amount	Coupon	Currency	Maturity date	Carrying value 2024	Changes in fair value due to changes in credit risk 2024	Cumulative changes in fair value due to changes in credit risk 2024	Carrying value 2023
Notes and bond loans

2017–2024	500	1.875%	EUR	Mar 1, 2024	–	–13	–	5,523
2017–2025 1)	150	2.741%	USD	Dec 22, 2025	1,611	–3	24	1,416
2020–2030 1)	200	3.020%	USD	Dec 30, 2030	1,918	33	120	1,736
2021–2029	500	1.000%	EUR	May 26, 2029	5,222	189	37	4,701
2022–2027	750	1.125%	EUR	Feb 8, 2027	8,314	79	77	7,714
2023–2028	500	5.375%	EUR	May 29, 2028	6,123	116	257	5,798
Total notes and bond loans					23,188	401	515	26,888

Bilateral loans and syndicated loans

2019–2024 3)	281		USD	July 31, 2024	–	–11	–	2,829
2019–2025 2)	150		USD	Dec 18, 2025	1,664	7	15	1,509
2021–2028 3)	305		USD	Jun 21, 2028	3,329	53	–23	2,976
2023–2030 2)	107		USD	Dec 16, 2030	1,223	20	49	1,097
2023–2030 3)	273		USD	Dec 18, 2030	3,041	55	37	2,718
2023–2024 4)	200		USD	Aug 30, 2024	–	–	–	2,002
2023–2024 4)	200		USD	Feb 29, 2024	–	–	–	2,002
2024–2031 3)	184		USD	Feb 15, 2031	2,050	23	23	–
2024–2031 2)	108		USD	July 14, 2031	1,207	19	19	–
Total bilateral and syndicated loans					12,514	166	120	15,133

Commercial papers

2024–2025 4)5)	1,615		SEK	Feb–Mar 2025	1,607	–	–	2,014
Total commercial papers					1,607	–	–	2,014

1)	Private Placement, Swedish Export Credit Corporation (SEK).
2)	Nordic Investment Bank (NIB), R&D project financing.
3)	European Investment Bank (EIB), R&D project financing.
4)	Short-term borrowings are classified as amortized cost liabilities.
5)	Commercial papers with weighted average yield of 2.788%.